SEGMENT REPORTING (Details Narrative) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of operating segments	3
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Number of operating segments		3